Earnings Per Share (Basic And Diluted) - Summary of Earnings Per Share (Detail) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) R$ / shares shares		Dec. 31, 2019 $ / shares	Dec. 31, 2018 BRL (R$) R$ / shares shares		Dec. 31, 2018 $ / shares	Dec. 31, 2017 BRL (R$) R$ / shares shares		Dec. 31, 2017 $ / shares
Earnings per share [line items]
Net income | R$	R$ 1,080,484			R$ 461,440			R$ 413,874
Basic weighted average quantity of shares (1)	511,462			493,117			484,919
Basic earnings per share | (per share)	R$ 2.1125	[1]	$ 21,125	R$ 0.9358	[1]	$ 9,358	R$ 0.8535	[1]	$ 8,535
Share-based incentive program	248
Diluted weighted average quantity of shares	511,710			493,117			484,919
Diluted earnings per share | (per share)	R$ 2.1115	[1]	$ 21,115	R$ 0.9358	[1]	$ 9,358	R$ 0.8535	[1]	$ 8,535

[1]	The basic and diluted earnings per common share are in effect with the reverse share split occurred on November 30, 2019.